Taxation (Details 7) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carry forwards and others	¥ 17,303	¥ 13,185
Deferred revenues	374	357
Inventory valuation allowance	1,197	1,022
Allowance for doubtful accounts	1,202	1,118
Unrealized fair value losses for certain investments	51	92
Less: valuation allowance	(14,890)	(13,315)	¥ (17,057)	¥ (14,276)
Net deferred tax assets	5,237	2,459
Deferred tax liabilities
Long-lived assets arisen from business combinations and asset acquisitions	6,065	5,982
Withholding tax on undistributed earnings	1,244	2,570
Accelerated tax depreciation and others	710	946
Total deferred tax liabilities	8,019	¥ 9,498
Company's subsidiaries incorporated in Singapore and Hong Kong
Net operating loss carry forwards
Net operating loss carry forwards	8,221
Company's subsidiaries, consolidated VIEs and VIEs' subsidiaries established in PRC and Indonesia
Net operating loss carry forwards
Net operating loss carry forwards	¥ 56,257